Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on recurring basis	Jun. 30, 2021 USD ($)
Asset:
Money Market Funds held in Trust Account	$ 254,841,541
Liabilities:
Warrant Liability	15,478,738
Forward Purchase Liability [Member]
Liabilities:
Warrant Liability	1,512,408
Private Placement Warrant [Member]
Liabilities:
Warrant Liability	5,471,763
Public Warrants [Member]
Liabilities:
Warrant Liability	8,494,567
Quoted Prices In Active Markets (Level 1) [Member]
Asset:
Money Market Funds held in Trust Account	254,841,541
Liabilities:
Warrant Liability	8,494,567
Quoted Prices In Active Markets (Level 1) [Member] | Forward Purchase Liability [Member]
Liabilities:
Warrant Liability
Quoted Prices In Active Markets (Level 1) [Member] | Private Placement Warrant [Member]
Liabilities:
Warrant Liability
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	8,494,567
Significant Other Observable Inputs (Level 2) [Member]
Asset:
Money Market Funds held in Trust Account
Liabilities:
Warrant Liability
Significant Other Observable Inputs (Level 2) [Member] | Forward Purchase Liability [Member]
Liabilities:
Warrant Liability
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrant [Member]
Liabilities:
Warrant Liability
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability
Significant Other Unobservable Inputs (Level 3) [Member]
Asset:
Money Market Funds held in Trust Account
Liabilities:
Warrant Liability	6,984,171
Significant Other Unobservable Inputs (Level 3) [Member] | Forward Purchase Liability [Member]
Liabilities:
Warrant Liability	1,512,408
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrant [Member]
Liabilities:
Warrant Liability	5,471,763
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability